Inventories	12 Months Ended
Dec. 31, 2016
Inventories [Abstract]
Inventories
5.      Inventories:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2016	2015
Held for sale:
Marine Fuel Oil	$155,004	$82,076
Marine Gas Oil	30,336	30,529
	185,340	112,605
Held for consumption:
Marine Fuel Oil	1,651	1,124
Lubricants	642	569
Stores	8	14
Victuals	125	219
	2,426	1,926
Total	$187,766	$114,531